[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                         NOVEMBER 30, 2003

[graphic omitted]

                                                             MFS(R) FUNDAMENTAL
                                                                    GROWTH FUND

                                                         MFS(R) GEMINI U.K.FUND

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
           NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) FUNDAMENTAL GROWTH FUND                          MFS(R) GEMINI U.K. FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35) Trustee
Chairman                                                 Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
JOHN W. BALLEN* (born 09/12/59) Trustee and              Private investor; Harvard University Graduate
President                                                School of Business Administration, Class of 1961,
Massachusetts Financial Services Company, Chief          Adjunct Professor in Entrepreneurship Emeritus;
Executive Officer and Director                           CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director

KEVIN J. PARKE* (born 12/14/59) Trustee
Massachusetts Financial Services Company, Chief          J. DALE SHERRATT (born 09/23/38) Trustee
Investment Officer, President and Director               Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           General Partner (since 1993); Cambridge
Brigham and Women's Hospital, Chief of Cardiac           Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director

THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)
Trustee                                                  ELAINE R. SMITH (born 04/25/46) Trustee
Edmund Gibbons Limited (diversified holding              Independent health care industry consultant
company), Chief Executive Officer; Colonial
Insurance Company Ltd., Director and Chairman;
Bank of Butterfield, Chairman (until 1997)               WARD SMITH (born 09/13/30) Trustee
                                                         Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
WILLIAM R. GUTOW (born 09/27/41) Trustee                 industrial and aerospace applications), Director
Private investor and real estate consultant;             (until June 1999)
Capitol Entertainment Management Company (video
franchise), Vice Chairman


J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JOHN W. BALLEN (born 9/12/59) Trustee and                Executive Vice President and General Manager
President                                                (prior to September 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                           ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
                                                         President
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant
Secretary and Assistant Clerk                            JAMES O. YOST (born 06/12/60) Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             Vice President


STEPHEN E. CAVAN (born 11/06/53) Secretary and
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Robert A. Henderson+                                     business day from 9 a.m. to 5 p.m. Eastern time.
Deborah H. Miller+                                       (To use this service, your phone must be equipped
James M. Perkins+                                        with a Telecommunications Device for the Deaf.)

CUSTODIANS                                               For share prices, account balances, exchanges or
State Street Bank and Trust Company                      stock and bond outlooks, call toll free:
225 Franklin Street, Boston, MA 02110                    1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch- tone telephone.
JP Morgan Chase Bank
One Chase Manhattan Plaza                                WORLD WIDE WEB
New York, NY 10081                                       www.mfs.com

INVESTOR INFORMATION
For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

+ MFS Investment Management

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker/dealer, bank, investment adviser, or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-255-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
-------------------------------------------------------------------------------

PERFORMANCE RE-CAP

MFS(R) Fundamental Growth Fund
For the six months ended November 30, 2002, Class A shares of the fund provided a total return of -11.70%. This return, which includes the reinvestment of any dividends and capital gains distributions but excludes the effects of any sales charges, compares to a -11.66% return over the same period for the fund's benchmark, the Russell 3000 Growth Index (the Russell Index), which measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices. During the same period, the average mid-cap growth fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -16.15%.

MFS(R) Gemini U.K. Fund
For the six months ended November 30, 2002, Class A shares of the fund provided a total return of -10.31%. This return, which includes the reinvestment of any dividends and capital gains distributions but excludes the effects of any sales charges, compares to a -12.08% return over the same period for the fund's benchmark, the Financial Times Stock Exchange 350 Index (the FTSE 350). The FTSE 350, a sub-index of the FTSE U.K. Series Index, is designed to represent the performance of U.K. companies, providing a measure of the performance of the major capital and industry segments of the U.K. market. During the same period, the average European regions fund tracked by Lipper Inc., returned -15.29%.

It is not possible to invest directly in an index.

On April 26, 2002, Robert A. Henderson joined Deborah H. Miller and James M. Perkins as manager of the portfolios. Dale A. Dutile and Neil D. Wagner are no longer managers of the funds.

PERFORMANCE SUMMARY

Currently, each fund offers only Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH NOVEMBER 30, 2002

MFS FUNDAMENTAL GROWTH FUND(1)(2)(4)(5)(7)(8)

CLASS A
                                                                                   6 Months            1 Year             Life*
-------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                                      -11.70%           -17.56%           -10.30%
-------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                                     --             -17.56%           - 5.50%
-------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**                                   --             -22.30%           - 8.37%
-------------------------------------------------------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, December 29, 2000, through November 30, 2002.
** Takes into account the maximum sales charge of 5.75%.

MFS GEMINI U.K. FUND(1)(3)(6)(8)

CLASS A
                                                                                   6 Months            1 Year             Life*
-------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                                      -10.31%           - 5.90%           -22.46%
-------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                                     --             - 5.90%           -12.40%
-------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**                                   --             -11.31%           -15.06%
-------------------------------------------------------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, December 29, 2000, through November 30, 2002.
** Takes into account the maximum sales charge of 5.75%.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

RISKS CONSIDERATIONS

(1) Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.
(2) Investing in small companies is riskier than investing in more-established companies.
(3) As a nondiversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.
(4) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while it's asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.
(5) The portfolio will suffer a loss if it sells a security short and the value of that security rises. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is limited only by the purchase price of the security.
(6) Because the portfolio may invest a substantial amount of its assets in issuers located in a single country or in a limited number of countries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.
(7) Investing in mid-sized companies is riskier than investing in more-established companies.
(8) These risks may increase share price volatility. Please see the prospectus for details.


PORTFOLIO OF INVESTMENTS (Unaudited) -- November 30, 2002

MFS FUNDAMENTAL GROWTH FUND

Stocks - 99.1%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 95.8%
  Auto Parts - 1.2%
    O'Reilly Automotive, Inc.*                                                               200           $  5,552
-------------------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 8.0%
    Abington Bancorp, Inc.                                                                   100           $  2,104
    Beverly National Corp.                                                                   100              2,175
    Century Bancorp, Inc.                                                                    100              2,733
    Fidelity Bankshares, Inc.                                                                100              1,888
    First Community Bancorp                                                                  100              3,077
    Firstfed America Bancorp, Inc.                                                           100              2,510
    National Penn Bancshares, Inc.                                                           100              2,719
    Pacific Northwest Bancorp                                                                100              2,510
    PHSB Financial Corp.                                                                     200              3,050
    Port Financial Corp.                                                                     100              4,390
    PSB Bancorp, Inc.*                                                                       660              4,270
    Sound Federal Bancorp                                                                    100              3,025
    Westborough Financial Services, Inc.                                                     150              3,308
                                                                                                           --------
                                                                                                           $ 37,759
-------------------------------------------------------------------------------------------------------------------
  Building - 0.9%
    Toll Brothers, Inc.*                                                                     200           $  4,194
-------------------------------------------------------------------------------------------------------------------
  Business Machines - 2.2%
    Mentor Graphics Corp.*                                                                   400           $  4,824
    Therma-Wave, Inc.*                                                                     4,000              5,800
                                                                                                           --------
                                                                                                           $ 10,624
-------------------------------------------------------------------------------------------------------------------
  Business Services - 5.0%
    Education Management Corp.*                                                              300           $ 11,592
    Strayer Education, Inc.                                                                  200             12,004
                                                                                                           --------
                                                                                                           $ 23,596
-------------------------------------------------------------------------------------------------------------------
  Computer Software - 2.0%
    Neoware Systems, Inc.*                                                                   200           $  4,032
    THQ, Inc.*                                                                               300              5,361
                                                                                                           --------
                                                                                                           $  9,393
-------------------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 0.9%
    Activision, Inc.*                                                                        200           $  4,320
-------------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 4.5%
    Cognos, Inc.*                                                                            200           $  4,866
    NetIQ Corp.*                                                                             300              5,205
    Pinnacle Systems, Inc.*                                                                  800             11,304
                                                                                                           --------
                                                                                                           $ 21,375
-------------------------------------------------------------------------------------------------------------------
  Construction Services - 1.3%
    Martin Marietta Materials, Inc.                                                          200           $  6,304
-------------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 1.3%
    Church & Dwight, Inc.                                                                    200           $  6,024
-------------------------------------------------------------------------------------------------------------------
  Electronics - 3.9%
    Aether Systems, Inc.*                                                                  1,500             $5,220
    Axeda Systems, Inc.*                                                                   5,500              4,290
    Exar Corp.*                                                                              300              4,227
    Vitesse Semiconductor Corp.*                                                           1,500              4,982
                                                                                                           --------
                                                                                                           $ 18,719
-------------------------------------------------------------------------------------------------------------------
  Entertainment - 3.9%
    Cox Radio, Inc., "A"*                                                                    200           $  4,930
    Emmis Communications Corp., "A"*                                                         200              4,584
    Hearst-Argyle Television, Inc.*                                                          200              4,850
    Sinclair Broadcast Group, Inc., "A"*                                                     300              4,161
                                                                                                           --------
                                                                                                           $ 18,525
-------------------------------------------------------------------------------------------------------------------
  Financial Institutions - 2.9%
    Friedman, Billings, Ramsey & Co.*                                                        900             $8,100
    Mystic Financial, Inc.                                                                   300              5,505
                                                                                                           --------
                                                                                                           $ 13,605
-------------------------------------------------------------------------------------------------------------------
  Financial Services - 1.0%
    Citizens South Banking Corp.                                                             500           $  4,950
-------------------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 4.1%
    American Italian Pasta Co.*                                                              100             $3,630
    Performance Food Group, Co.*                                                             100              3,520
    Tootsie Roll Industries, Inc.                                                            300              9,147
    Weis Markets, Inc.                                                                       100              3,280
                                                                                                           --------
                                                                                                           $ 19,577
-------------------------------------------------------------------------------------------------------------------
  Healthcare - 5.0%
    Accredo Health, Inc.*                                                                    100           $  5,332
    Amn Healthcare Services, Inc.*                                                           500              9,040
    Cross Country, Inc.*                                                                     200              3,360
    VCA Antech, Inc.*                                                                        400              5,996
                                                                                                           --------
                                                                                                           $ 23,728
-------------------------------------------------------------------------------------------------------------------
  Internet - 1.7%
    Digital Insight Corp.*                                                                   800           $  8,208
-------------------------------------------------------------------------------------------------------------------
  Lodging - 0.9%
    Interstate Hotels & Resorts, Inc.*                                                     1,000           $  4,100
-------------------------------------------------------------------------------------------------------------------
  Machinery - 0.6%
    Manitowoc, Inc.                                                                          100           $  2,680
-------------------------------------------------------------------------------------------------------------------
  Manufacturing - 2.2%
    Florida Rock Industries, Inc.                                                            200             $8,002
    Mathews International Corp.                                                              100              2,280
                                                                                                           --------
                                                                                                           $ 10,282
-------------------------------------------------------------------------------------------------------------------
  Medical & Health Products - 2.3%
    Haemonetics Corp.*                                                                       200             $4,830
    Thoratec Corp.                                                                           700              6,083
                                                                                                       ------------
                                                                                                           $ 10,913
-------------------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 7.7%
    HEALTHSOUTH Corp.*                                                                     2,000             $8,140
    IDEXX Laboratories, Inc.*                                                                100              3,131
    Molecular Devices Corp.*                                                                 400              7,612
    Practiceworks, Inc.*                                                                   1,000              6,300
    Sunrise Assisted Living, Inc.*                                                           200              5,606
    Tenet Healthcare Corp.*                                                                  300              5,535
                                                                                                           --------
                                                                                                           $ 36,324
-------------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 1.3%
    Wiley John & Sons                                                                        300           $  6,390
-------------------------------------------------------------------------------------------------------------------
  Railroads - 1.2%
    Genesee & Wyoming, Inc.*                                                                 300           $  5,883
-------------------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts - 2.1%
    FBR Asset Investment Corp.                                                               300           $  9,840
-------------------------------------------------------------------------------------------------------------------
  Restaurants & Lodging - 3.6%
    CEC Entertainment, Inc.*                                                                 200           $  6,340
    Four Seasons Hotels, Inc.                                                                200              6,566
    Prime Hospitality Corp.*                                                                 500              4,155
                                                                                                           --------
                                                                                                           $ 17,061
-------------------------------------------------------------------------------------------------------------------
  Retail - 8.5%
    Big 5 Sporting Goods Corp.*                                                              400           $  5,360
    Dollar Tree Stores, Inc.*                                                                200              5,870
    Guitar Center, Inc.*                                                                     300              5,988
    Michaels Stores, Inc.*                                                                   100              3,765
    Movie Gallery, Inc.*                                                                     300              5,148
    Petco Animal Supplies, Inc.*                                                             200              5,054
    PETsMART, Inc.*                                                                          200              3,690
    Regis Corp.                                                                              200              5,202
                                                                                                           --------
                                                                                                           $ 40,077
-------------------------------------------------------------------------------------------------------------------
  Special Products & Services - 1.6%
    Central Parking Corp.                                                                    200           $  3,878
    Millipore Corp.                                                                          100              3,686
                                                                                                           --------
                                                                                                           $  7,564
-------------------------------------------------------------------------------------------------------------------
  Stores - 3.7%
    A.C. Moore Arts & Crafts, Inc.*                                                          900           $ 12,753
    Hot Topic, Inc.*                                                                         200              4,838
                                                                                                           --------
                                                                                                           $ 17,591
-------------------------------------------------------------------------------------------------------------------
  Telecommunications - 1.0%
    Crown Castle International Corp.*                                                      1,200           $  4,752
-------------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireless - 3.9%
    American Tower Corp., "A"*                                                             3,500           $ 13,860
    SBA Communications Corp.*                                                              6,000              4,500
                                                                                                           --------
                                                                                                           $ 18,360
-------------------------------------------------------------------------------------------------------------------
  Transportation - 1.2%
    Dynamex, Inc.*                                                                         2,000           $  5,700
-------------------------------------------------------------------------------------------------------------------
  Trucking - 4.2%
    Heartland Express, Inc.                                                                  100           $  2,180
    Knight Transportation, Inc.*                                                             400              7,912
    Swift Transportation, Inc.*                                                              300              5,634
    Werner Enterprises, Inc.                                                                 200              4,414
                                                                                                           --------
                                                                                                           $ 20,140
-------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                          $454,110
-------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 3.3%
  Mexico - 1.1%
    Grupo Aeroportuario del Sureste S.A. de C.V., ADR (Transportation)                       500           $  5,205
-------------------------------------------------------------------------------------------------------------------
  United Kingdom - 2.2%
    ICON PLC, ADR (Biotechnology)*                                                           200             $4,660
    Reed Executive (Human Resources)                                                       2,820              5,481
                                                                                                           --------
                                                                                                           $ 10,141
-------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                       $ 15,346
-------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $466,395)                                                                   $469,456
-------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.5%
-------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT
                                                                                   (000 OMITTED)
-------------------------------------------------------------------------------------------------------------------
    Abbey National NA, LLC, due 12/02/02, at Amortized Cost                                 $  7           $  7,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $473,395)                                                              $476,456

Other Assets, Less Liabilities - (0.6)%                                                                      (2,619)
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $473,837
-------------------------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- continued

MFS GEMINI U.K. FUND

Stocks - 94.4%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
United Kingdom - 94.4%
  Aerospace & Defense - 0.9%
    Rolls Royce PLC                                                                        3,415           $  6,903
-------------------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 18.1%
    Alliance & Leicester PLC                                                                 751           $  9,575
    Barclays PLC                                                                           2,560             18,510
    HSBC Holdings PLC                                                                      3,257             38,615
    Lloyds TSB Group PLC                                                                   2,755             23,239
    Royal Bank of Scotland Group PLC                                                       1,667             42,717
    Standard Chartered PLC                                                                 1,187             14,304
                                                                                                           --------
                                                                                                           $146,960
-------------------------------------------------------------------------------------------------------------------
  Building - 1.1%
    McCarthy & Stone PLC                                                                   1,453           $  7,151
    Mitie Group PLC                                                                        1,275              1,893
                                                                                                           --------
                                                                                                           $  9,044
-------------------------------------------------------------------------------------------------------------------
  Building Materials - 0.9%
    Hanson PLC                                                                             1,481           $  7,461
-------------------------------------------------------------------------------------------------------------------
  Business Services - 3.0%
    Johnson Service Group PLC                                                              3,467           $ 14,690
    Reed Executive PLC                                                                     1,158              2,251
    Reed Health Group PLC                                                                  1,351              2,218
    Taylor Nelson Sofres PLC                                                               1,989              5,026
                                                                                                           --------
                                                                                                           $ 24,185
-------------------------------------------------------------------------------------------------------------------
  Conglomerates - 1.1%
    Invensys PLC                                                                           8,436           $  8,657
-------------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 1.8%
    Reckitt Benckiser PLC                                                                    847           $ 14,711
-------------------------------------------------------------------------------------------------------------------
  Entertainment - 1.3%
    Six Continents PLC                                                                       648           $  5,693
    Urbium PLC                                                                            64,055              5,109
                                                                                                           --------
                                                                                                           $ 10,802
-------------------------------------------------------------------------------------------------------------------
  Financial Services - 0.9%
    Close Brothers Group PLC                                                                 215           $  1,889
    Old Mutual PLC                                                                         3,956              5,721
                                                                                                           --------
                                                                                                           $  7,610
-------------------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 3.7%
    Cadbury Schweppes PLC                                                                    181           $  1,174
    Diageo PLC                                                                             2,274             23,672
    Tate & Lyle PLC                                                                        1,114              5,543
                                                                                                           --------
                                                                                                           $ 30,389
-------------------------------------------------------------------------------------------------------------------
  Gaming - 0.9%
    William Hill PLC                                                                       2,269           $  7,559
-------------------------------------------------------------------------------------------------------------------
  Insurance - 9.1%
    Amlin PLC                                                                             10,777           $ 16,674
    Aviva PLC                                                                              2,632             22,447
    Royal & Sun Alliance Insurance Group PLC                                               1,246              2,853
    St. James's Place Capital PLC                                                          5,868             13,914
    Wellington Underwriting PLC                                                           14,551             18,100
                                                                                                           --------
                                                                                                           $ 73,988
-------------------------------------------------------------------------------------------------------------------
  Media - Cable - 0.3%
    British Sky Broadcasting Group PLC                                                       200           $  2,043
-------------------------------------------------------------------------------------------------------------------
  Medical & Health Products - 10.0%
    AstraZeneca Group PLC                                                                    803           $ 30,540
    GlaxoSmithKline PLC                                                                    2,693             50,374
                                                                                                           --------
                                                                                                           $ 80,914
-------------------------------------------------------------------------------------------------------------------
  Metals & Minerals - 5.0%
    Anglo American PLC                                                                       696           $  9,794
    Bodycote International PLC                                                             6,024             10,631
    Lonmin PLC                                                                               980             13,493
    Xstrata PLC                                                                              669              6,538
                                                                                                           --------
                                                                                                           $ 40,456
-------------------------------------------------------------------------------------------------------------------
  Metals & Mining - 1.0%
    Rio Tinto PLC                                                                            405           $  8,199
-------------------------------------------------------------------------------------------------------------------
  Oils - 10.7%
    BP Amoco PLC                                                                           9,936           $ 64,656
    Shell Transport & Trading Co. PLC                                                      3,369             21,845
                                                                                                           --------
                                                                                                           $ 86,501
-------------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 2.1%
    Johnston Press PLC                                                                     1,750           $ 10,163
    Reed Elsevier PLC                                                                        792              6,958
                                                                                                           --------
                                                                                                           $ 17,121
-------------------------------------------------------------------------------------------------------------------
  Railroads - 0.2%
    Railtrack Group PLC                                                                      426           $  1,639
-------------------------------------------------------------------------------------------------------------------
  Restaurants & Lodging - 0.7%
    Whitbread PLC                                                                            637           $  5,616
-------------------------------------------------------------------------------------------------------------------
  Retail - 5.6%
    Marks & Spencer Group PLC                                                              3,193           $ 17,029
    NEXT PLC                                                                                 222              2,900
    Selfridges PLC                                                                           853              3,707
    Signet Group PLC                                                                      11,685             15,852
    Tesco PLC                                                                              1,484              4,684
    William Morrison Supermarkets PLC                                                        298                985
                                                                                                           --------
                                                                                                           $ 45,157
-------------------------------------------------------------------------------------------------------------------
  Telecommunications - 12.9%
    BT Group PLC                                                                           7,754           $ 25,319
    National Grid Group PLC                                                                3,385             22,698
    Vodafone Group PLC                                                                    29,991             56,893
                                                                                                           --------
                                                                                                           $104,910
-------------------------------------------------------------------------------------------------------------------
  Tobacco - 1.1%
    British American Tobacco PLC                                                           1,000           $  9,019
-------------------------------------------------------------------------------------------------------------------
  Transportation - Services - 0.9%
    Arriva PLC                                                                             1,600           $  7,090
-------------------------------------------------------------------------------------------------------------------
  Utilities - 1.1%
    Scottish & Southern Energy PLC                                                           923           $  8,891
-------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $917,473)                                                                   $765,825
-------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 5.3%
-------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT
                                                                                   (000 OMITTED)
-------------------------------------------------------------------------------------------------------------------
    Abbey National National LLC, due 12/02/02                                               $ 31           $ 30,999
    General Electric Co., due 12/02/02                                                        12             11,999
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                            $ 42,998
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $960,471)                                                              $808,823

Other Assets, Less Liabilities - 0.3%                                                                         2,555
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $811,378
-------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                MFS FUNDAMENTAL            MFS GEMINI
NOVEMBER 30, 2002                                                                   GROWTH FUND             U.K. FUND
---------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $473,395 and $960,471, respectively)         $476,456              $808,823
  Cash                                                                                      974                   114
  Foreign currency, at value (identified cost, $4,871 and $307, respectively)             4,818                   307
  Receivable for investments sold                                                        70,273                  --
  Interest and dividends receivable                                                         304                 2,216
                                                                                       --------              --------
    Total assets                                                                       $552,825              $811,460
                                                                                       --------              --------
Liabilities:
  Payable for investments purchased                                                    $ 78,749              $   --
  Payable to affiliates -
    Management fee                                                                           30                    66
    Reimbursement fee                                                                        10                    16
  Accrued Interest Expense                                                                  199                     0
                                                                                       --------              --------
    Total liabilities                                                                  $ 78,988              $     82
                                                                                       --------              --------
Net assets                                                                             $473,837              $811,378
                                                                                       ========              ========
Net assets consist of:
  Paid-in capital                                                                      $827,258              $1,055,246
  Unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities in foreign currencies                                          3,013              (151,672)
  Accumulated net realized loss on investments and foreign currency transactions       (356,531)             (105,855)
  Accumulated undistributed net investment income                                            97                13,659
                                                                                       --------              --------
    Total                                                                              $473,837              $811,378
                                                                                       ========              ========
Shares of beneficial interest outstanding:                                              67,504                107,152
                                                                                        ======                =======
Class A shares:
  Net asset value per share
    (net assets / shares of beneficial interest outstanding)                             $7.02                 $7.57
                                                                                         =====                 =====
  Offering price per share
    (100 / 94.25 of net asset value per share)                                           $7.45                 $8.03
                                                                                         =====                 =====

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Operations (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                 MFS FUNDAMENTAL           MFS GEMINI
SIX MONTHS ENDED NOVEMBER 30, 2002                                                   GROWTH FUND            U.K. FUND
---------------------------------------------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                                          $  2,403              $ 11,461
    Interest                                                                                245                   217
    Foreign taxes withheld                                                                  (46)               (1,169)
                                                                                       --------              --------
      Total investment income                                                          $  2,602              $ 10,509
                                                                                       --------              --------
  Expenses -
    Management fee                                                                     $  1,879              $  3,896
    Shareholder servicing agent fee                                                         252                   390
    Distribution and service fee (Class A)                                                  876                 1,353
    Administrative fee                                                                       12                    18
    Custodian fee                                                                         1,339                 1,316
    Printing                                                                             11,477                   551
    Postage                                                                                  43                    26
    Auditing fees                                                                         7,500                11,550
    Registration fees                                                                       158                 1,038
    Legal fees                                                                            2,718                   777
    Miscellaneous                                                                         4,973                 6,484
                                                                                       --------              --------
      Total expenses                                                                   $ 31,227              $ 27,399
    Fees paid indirectly                                                                   --                     (32)
    Reduction of expenses by investment adviser and distributor                         (28,722)              (22,497)
                                                                                       --------              --------
      Net expenses                                                                     $  2,505              $  4,870
                                                                                       --------              --------
        Net investment income                                                          $     97              $  5,639
                                                                                       --------              --------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                            $(47,446)             $(41,844)
    Foreign currency transactions                                                           (18)                   78
                                                                                       --------              --------
      Net realized loss on investments and foreign currency transactions               $(47,464)             $(41,766)
                                                                                       --------              --------
  Change in unrealized depreciation -
    Investments                                                                        $(20,931)             $(52,174)
    Translation of assets and liabilities in foreign currencies                             (96)                  (35)
                                                                                       --------              --------
      Net unrealized loss on investments and foreign currency translation              $(21,027)             $(52,209)
                                                                                       --------              --------
        Net realized and unrealized loss on investments and foreign currency           $(68,491)             $(93,975)
                                                                                       --------              --------
          Decrease in net assets from operations                                       $(68,394)             $(88,336)
                                                                                       ========              ========

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED             YEAR ENDED
                                                                             NOVEMBER 30, 2002           MAY 31, 2002
MFS FUNDAMENTAL GROWTH FUND                                                        (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment gain (loss)                                                           $     97              $ (3,191)
  Net realized loss on investments and foreign currency transactions                    (47,464)             (293,114)
  Net unrealized gain (loss) on investments and foreign currency translation            (21,027)                4,278
                                                                                       --------              --------
      Decrease in net assets from operations                                           $(68,394)             $(292,027)
                                                                                       --------              --------
  Distributions declared to shareholders -
    From net realized gain on investments and foreign currency transactions            $   --                $(117,706)
    In excess of net realized gain on investments and foreign currency
      transactions                                                                         --                 (15,992)
                                                                                       --------              --------
      Total distributions declared to shareholders                                     $   --                $(133,698)
                                                                                       --------              --------
Net increase (decrease) in net assets from fund share transactions                     $(51,808)             $350,592
                                                                                       --------              --------
      Total decrease in net assets                                                     $(120,202)            $(75,133)
Net assets:
  At beginning of year                                                                  594,039               669,172
                                                                                       --------              --------
  At end of period (included accumulated undistributed net investment income
    of $97 and $0, respectively)                                                       $473,837              $594,039
                                                                                       ========              ========

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets - continued
--------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED            YEAR ENDED
                                                                             NOVEMBER 30, 2002          MAY 31, 2002
MFS GEMINI U.K. FUND                                                               (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                                $  5,639              $ 21,319
  Net realized loss on investments and foreign currency transactions                    (41,766)              (62,930)
  Net unrealized loss on investments and foreign currency translation                   (52,209)              (10,822)
                                                                                       --------              --------
      Decrease in net assets from operations                                           $(88,336)             $(52,433)
                                                                                       --------              --------
  Distributions declared to shareholders from net investment income (Class A)          $   --                $(19,908)
                                                                                       --------              --------
Net increase in net assets from fund share transactions                                $ 35,142              $ 19,904
                                                                                       --------              --------
      Total decrease in net assets                                                     $(53,194)             $(52,437)
Net assets:
  At beginning of period                                                                864,572               917,009
                                                                                       --------              --------
  At end of period (included accumulated undistributed net investment income
    of $13,659 and $8,020, respectively)                                               $811,378              $864,572
                                                                                       ========              ========

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
----------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED          YEAR ENDED      PERIOD ENDED
                                                                     NOVEMBER 30, 2002        MAY 31, 2002     MAY 31, 2001*
MFS FUNDAMENTAL GROWTH FUND  (CLASS A)                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                           $ 7.95              $11.14            $10.00
                                                                                ------              ------            ------
Income from investment operations# -
  Net investment income (loss)(S)                                                $0.00+++           $(0.03)           $(0.01)
  Net realized and unrealized gain (loss) on investments and foreign
    currency                                                                     (0.93)              (0.66)             1.15
                                                                                ------              ------            ------
    Total from investment operations                                            $(0.93)             $(0.69)           $ 1.14
                                                                                ------              ------            ------
Less distributions declared to shareholders -
  From net realized gain on investments and foreign currency transactions       $ --                $(2.20)           $ --
  In excess of net realized gain on investments                                  --                  (0.30)             --
                                                                                ------              ------            ------
    Total distributions declared to shareholders                                $ --                $(2.50)           $ --
                                                                                ------              ------            ------
  Net asset value - end of period                                                $7.02              $ 7.95            $11.14
                                                                                 =====              ======            ======
Total return(+)                                                                 (11.70)%++           (8.89)%           11.50%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                                      1.00%+              1.01%             1.18%+
  Net investment income (loss)                                                    0.04%+             (0.33)%           (0.24)%+
Portfolio turnover                                                                 111%                352%            1,140%
Net assets at end of period (000 Omitted)                                         $474                $594              $669

  (S) The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If the fee had been incurred by the fund, the net investment loss per share and the ratios would have been:
        Net investment loss                                                     $(0.41)             $(0.49)           $(0.40)
        Ratios (to average net assets):
          Expenses##                                                             12.48%+              6.15%             9.20%+
          Net investment loss                                                   (11.44)%+            (5.47)%           (8.27)%+
  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
----------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED          YEAR ENDED      PERIOD ENDED
                                                                     NOVEMBER 30, 2002        MAY 31, 2002     MAY 31, 2001*
MFS GEMINI UK FUND  (CLASS A)                                              (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                           $ 8.44              $ 9.17            $10.00
                                                                                ------              ------            ------
Income from investment operations# -
  Net investment income(S)                                                      $ 0.05              $ 0.21            $ 0.07
  Net realized and unrealized loss on investments and foreign currency
    transactions                                                                 (0.92)              (0.74)            (0.90)
                                                                                ------              ------            ------
    Total from investment operations                                            $(0.87)             $(0.53)           $(0.83)
                                                                                ------              ------            ------
Less distributions declared to shareholders -
  From net investment income                                                    $ --                $ (0.20)          $ --
                                                                                ------              ------            ------
  Net asset value - end of period                                               $ 7.57              $ 8.44            $ 9.17
                                                                                ======              ======            ======
Total return(+)                                                                 (10.31)%++           (5.72)%           (8.30)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                                      1.26%+              1.26%             1.27%+
  Net investment income                                                           1.45%+              2.51%             1.91%+
Portfolio turnover                                                                  29%                 31%               14%
Net assets at end of period (000 Omitted)                                         $811                $865              $917

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the distributor voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:
        Net investment loss                                                     $(0.16)             $(0.15)           $(0.19)
        Ratios (to average net assets):
          Expenses##                                                              7.05%+              5.60%             7.92%+
          Net investment loss                                                    (4.34)%+            (1.83)%           (4.74)%+
  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Fundamental Growth Fund is a diversified series of MFS Series Trust X (the trust). MFS Gemini U.K. Fund is a non-diversified series of the trust. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, forward foreign currency exchange contracts, and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - MFS Gemini U.K. Fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, real estate investment trusts, and capital losses.

The tax character of distributions declared for the periods ended May 31, 2002 and May 31, 2001 was as follows:

                                            MFS FUNDAMENTAL GROWTH FUND             MFS GEMINI U.K. FUND
                                            MAY 31, 2002        MAY 31, 2001    MAY 31, 2002        MAY 31, 2001
----------------------------------------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                             $133,698             $  --           $19,908             $  --

As of May 31, 2002 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                        MFS FUNDAMENTAL
                                          GROWTH FUND      MFS GEMINI U.K. FUND
-------------------------------------------------------------------------------

Undistributed ordinary income              $  --                 $  8,505
Undistributed long-term
  capital gain                                --                    --
Capital loss carryforward                   (35,241)              (51,381)
Unrealized gain (loss)                       20,848               (99,922)
Other temporary differences                  270,635              (12,734)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

                                 TOTAL CARRYOVER        2009             2010
-----------------------------------------------------------------------------
MFS Fundamental Growth Fund            $(35,241)      $  --         $(35,241)
MFS Gemini U.K. Fund                    (51,381)       (836)         (50,545)

(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee for MFS Fundamental Growth Fund, and MFS Gemini U.K. Fund is computed daily and paid monthly at an annual rate of 0.75%, and 1.00%, respectively, of each fund's average daily net assets.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay each fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At November 30, 2002, aggregate unreimbursed expenses were as follows:

                MFS Fundamental Growth Fund                 $98,582
                MFS Gemini U.K. Fund                         79,851

Administrator - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion                       0.0175%
                Next $2.5 billion                      0.0130%
                Next $2.5 billion                      0.0005%
                In excess of $7 billion                0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor did not receive any sales charge on sales of Class A shares of the funds for the six months ended November 30, 2002.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the funds will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                             MFS FUNDAMENTAL        MFS GEMINI
                                                 GROWTH FUND         U.K. FUND
------------------------------------------------------------------------------
Distribution Fee                                       0.10%             0.10%
Service Fee                                            0.25%             0.25%
                                                       ----              ----
Total Distribution Plan                                0.35%             0.35%
                                                       ====              ====

Each fund's distribution and service fee under Class A distribution plans are currently being waived.

Certain Class A, shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares during the six months ended November 30, 2002.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                           MFS FUNDAMENTAL           MFS GEMINI
                                               GROWTH FUND            U.K. FUND
-------------------------------------------------------------------------------
Purchases                                         $533,277             $241,077
                                                  --------             --------
Sales                                             $602,311             $217,942
                                                  --------             --------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the funds, as computed on a federal income tax basis, are as follows:
                                           MFS FUNDAMENTAL           MFS GEMINI
                                               GROWTH FUND            U.K. FUND
-------------------------------------------------------------------------------
Aggregate cost                                   $476,587            $ 960,930
                                                 --------            ---------
Gross unrealized appreciation                    $ 30,802            $  25,984
Gross unrealized depreciation                     (30,933)            (178,091)
                                                 --------            ---------
  Net unrealized depreciation                    $   (131)           $(152,107)
                                                 ========            =========

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          MFS FUNDAMENTAL GROWTH FUND
                                 --------------------------------------------
                                  SIX MONTHS ENDED
                                  NOVEMBER 30, 2002   YEAR ENDED MAY 31, 2002
                                 -------------------  ------------------------
                                  SHARES     AMOUNT      SHARES        AMOUNT
-------------------------------------------------------------------------------
Shares sold                        4,499   $ 30,824     202,165   $ 1,843,155
Shares issued to shareholders
  in reinvestment of
  distributions                     --        --          14,850       133,649
Shares reacquired                (11,754)   (82,632)   (202,306)   (1,626,212)
                                 -------   --------    --------   -----------
    Net increase (decrease)       (7,255)  $(51,808)     14,709   $   350,592
                                 =======   ========    ========   ===========

                                             MFS GEMINI U.K. FUND
                                 --------------------------------------------
                                  SIX MONTHS ENDED
                                  NOVEMBER 30, 2002   YEAR ENDED MAY 31, 2002
                                 -------------------  ------------------------
                                  SHARES     AMOUNT      SHARES        AMOUNT
-------------------------------------------------------------------------------
Shares sold                        4,698   $ 35,142       --           --
Shares issued to shareholders
  in reinvestment of
  distributions                     --        --          2,434   $    19,904
                                 -------   --------    --------   -----------
    Net increase                   4,698   $ 35,142       2,434   $    19,904
                                 =======   ========    ========   ===========

(6) Line of Credit
The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the funds for the six months ended November 30, 2002, were as follows:

                                                    COMMITMENT
                                                           FEE
                ----------------------------------------------
                MFS Fundamental Growth Fund               $ 0*
                MFS Gemini U.K. Fund                        2

The funds had no significant borrowings during the period.

* Amount was less than $1.

(7) Change in Accounting Principle
The funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The adoption of the provisions did not have a significant effect on the financial statements.



                 --------------------------------------------
             This report is prepared for the general information of
         shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current
                                  prospectus.

MFS(R) FUNDAMENTAL GROWTH FUND

MFS(R) GEMINI U.K. FUND

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INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C)2003 MFS Investment Management.
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                               INC-XA SEM  1/03